Related party transactions (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		May 17, 2013	Dec. 31, 2012
Net expenses (income) from related parties [Abstract]
Management and administrative fees	$ 12.0		$ 13.8
Interest expense	24.8		17.9
Derivative gains and losses	(28.6)		10.5
West Aquarius bareboat charter	123.5		88.7
Trading balances due to Seadrill and subsidiaries	(92.4)					(122.2)	[1]
Trading balances due from Seadrill and subsidiaries	31.4					39.6	[1]
Revolving credit facility with Seadrill	69.6					0	[1]
Management fee percentage (in hundredths)	5.00%
Initial term of Management and administrative service agreement	5 years
Written notice period	90 days
Service fee percentage (in hundredths)	5.00%
Maximum borrowing capacity					440
Total interest bearing debt	1,262.2					1,292.7	[1]
Right to purchase T-16 tender rig period	24 months
Period within which liability arises	3 years
Credit facility, $300 facility [Member]
Net expenses (income) from related parties [Abstract]
Maximum borrowing capacity	300
Maturity period of debt	5 years
Interest rate added to LIBOR (in hundredths)	5.00%
Commitment fee percentage (in hundredths)	2.00%
$440 Facility [Member]
Net expenses (income) from related parties [Abstract]
Maximum borrowing capacity	440
Interest rate added to LIBOR (in hundredths)	3.25%
Total interest bearing debt	95.5					100.5	[1]
$109.5 Vendor Financing Facility [Member]
Net expenses (income) from related parties [Abstract]
Interest rate added to LIBOR (in hundredths)	5.00%
Total interest bearing debt	109.5					0	[1]
West Capricorn [Member]
Net expenses (income) from related parties [Abstract]
Rig financing agreement with Seadrill	522.5
West Vencedor [Member]
Net expenses (income) from related parties [Abstract]
Rig financing agreement with Seadrill	115.2
West Aquarius [Member]
Net expenses (income) from related parties [Abstract]
Rig financing agreement with Seadrill	304.6
West Capella [Member]
Net expenses (income) from related parties [Abstract]
Rig financing agreement with Seadrill	295.3
Seadrill and Subsidiaries [Member]
Net expenses (income) from related parties [Abstract]
Management and administrative fees	12.7	[2],[3]	12.5	[2],[3]
Rig operating costs	10.0	[4]	11.4	[4]
Insurance premiums	4.0	[5]	6.7	[5]
Interest expense	24.2	[6]	14.8	[6]
Commitment fee	2.4	[7]	0	[7]
Derivative gains and losses	(28.6)	[6]	10.5	[6]
West Aquarius bareboat charter	4.0	[8]	0	[8]
Total	24.2		55.5
Trading balances due to Seadrill and subsidiaries	31.4	[9]				39.6	[1],[9]
Trading balances due from Seadrill and subsidiaries	(92.4)	[10]				(122.2)	[1],[10]
Revolving credit facility with Seadrill	(69.6)	[7]				0	[1],[7]
Rig financing agreement with Seadrill	(1,262.2)	[11]				(1,292.7)	[1],[11]
Indemnification period for omnibus agreement	5 years
Seadrill and Subsidiaries [Member] | Minimum [Member]
Net expenses (income) from related parties [Abstract]
Deductible on environmental and other indemnifications claims	0.5
Seadrill and Subsidiaries [Member] | Maximum [Member]
Net expenses (income) from related parties [Abstract]
Deductible on environmental and other indemnifications claims	10.0
Seadrill and Subsidiaries [Member] | $440 Facility [Member]
Net expenses (income) from related parties [Abstract]
Total interest bearing debt	100.5
Seadrill and Subsidiaries [Member] | $109.5 Vendor Financing Facility [Member]
Net expenses (income) from related parties [Abstract]
Interest rate added to LIBOR (in hundredths)	5.00%
Total interest bearing debt	109.5
Nigerian Services Company [Member] | West Polaris [Member]
Net expenses (income) from related parties [Abstract]
Other revenues due to West Polaris	(5.3)	[9]	(8.5)	[9]
Operating expenses for West Polaris	5.0	[10]	8.1	[10]
Seadrill Operating LP [Member]
Net expenses (income) from related parties [Abstract]
Net capital contribution	20.0
Seadrill Capricorn Holdings LLC [Member]
Net expenses (income) from related parties [Abstract]
Net capital contribution	$ 20.5

[1]	Restated
[2]	Management and administrative service agreement – the Company entered into a management and administrative services agreement with Seadrill Management, a wholly owned subsidiary of Seadrill, pursuant to which Seadrill Management will provide to the Company certain management and administrative services. The services provided by Seadrill Management are charged at cost plus management fee equal to 5% of Seadrill Management's costs and expenses incurred in connection with providing these services. The agreement has an initial term for five years and can be terminated by provided 90 days written notice.
[3]	Technical and administrative service agreement – the Company entered into certain advisory, technical and/or administrative services agreements with subsidiaries of Seadrill. The services provided by Seadrill's subsidiaries are charged at cost plus service fee equal to 5% of Seadrill's costs and expenses incurred in connection with providing these services.
[4]	Rig operating costs – relates to rig operating costs charged by the Angolan service company for West Vencedor.
[5]	Insurance premiums – the Company's drilling rigs are insured by a Seadrill Group company and the insurance premiums incurred are recharged to the Company.
[6]	Interest expense and loss on derivatives - prior to entering the Rig Financing agreements these costs were allocated to the Company from Seadrill Ltd based on the Company's debt as a percentage of Seadrill's overall debt. Upon entering the Rig Financing agreements with Seadrill Limited, the costs and expenses have been incurred by the Company.
[7]	$300 million revolving credit facility – In October 2012 the Company entered into a $300 million revolving credit facility with Seadrill. The facility is for a term of five years and bears interest at a rate of LIBOR plus 5% per annum, with an annual 2% commitment fee on the undrawn balance.
[8]	Other revenues and expenses – During the six months ended June 30, 2013, we earned other revenues within our Nigerian service company of $5.3 million (six months ended June 30, 2012: $8.5 million) relating to certain services, including the provision of onshore and offshore personnel, which we provided to Seadrill's West Polaris drilling rig that was operating in Nigeria during that period. Related operating expenses were $5.0 million (six months ended June 30, 2012: $8.1 million).
[9]	West Aquarius bareboat charter - In connection with the transfer of the West Aquarius operations to Canada, the West Aquarius drilling contract was assigned to Seadrill Canada Ltd., a wholly owned subsidiary of OPCO, necessitating certain changes to the related party contractual arrangements relating to the West Aquarius. Seadrill China Operations Ltd, the owner of the West Aquarius and a wholly-owned subsidiary of OPCO, had previously entered into a bareboat charter arrangement with Seadrill Offshore AS, a wholly-owned subsidiary of Seadrill, providing Seadrill Offshore AS with the right to use the West Aquarius. In October 2012, this bareboat charter arrangement was replaced with a new bareboat charter between Seadrill China Operations Ltd and Seadrill Offshore AS, and at the same time, Seadrill Offshore AS entered into a bareboat charter arrangement providing Seadrill Canada Ltd. with the right to use the West Aquarius in order to perform its obligations under the drilling contract described above. For the six months ended June 30, 2013, the net effect to OPCO is an expense of $4.0 million.
[10]	Trading balances – Receivables and payables with Seadrill and its subsidiaries are comprised primarily of unpaid management fees, advisory and administrative services, as well as, accrued interest. In addition, certain receivables and payables arise when the Company pays an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Trading balances to Seadrill and its subsidiaries are unsecured, interest free and intended to be settled in the ordinary course of business.
[11]	Rig financing agreement – In September 2012, each of the rig owning subsidiaries of the Company, entered into related party loan agreements with Seadrill in the amount of approximately $522.5 million, $115.2 million, $304.6 million and $295.3 million corresponding to the aggregate principal amount outstanding under the rig facilities allocable to the West Capricorn, the West Vencedor, the West Aquarius and the West Capella, respectively. On May 17, 2013, the Company entered into a two new related party loan agreements with Seadrill relating to the T-15 for $210.0 million, consisting of the $100.5 million tranche of Seadrill's existing $440 million facility, and an additional $109.5 million loan from Seadrill. Under the agreement each rig owning subsidiary makes payments of principal and interest directly to the lenders under each Rig Facility, at Seadrill's direction and on its behalf, corresponding to payments of principal and interest due under each Rig Facility that are allocable to the West Capricorn, the West Vencedor, the West Aquarius, the West Capella and the T-15. Refer to Note 8 for more information. The December 31, 2012 balance has been restated to include the impact of the T-15.